Other Transactions (Details) $ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Sep. 29, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	May 31, 2018 USD ($)	May 31, 2018 CAD ($)	Mar. 23, 2018 CAD ($)
Disclosure of Other Transactions [Line Items]
Proceeds from disposal of assets			$ 84.0	$ 1,611.0
Gain on sale of business			24.0	$ 602.0
Exploration and Production
Disclosure of Other Transactions [Line Items]
Gain on sale of business			(91.0)
Fenja Development Project
Disclosure of Other Transactions [Line Items]
Interest purchased (as a percent)					17.50%	17.50%
Consideration paid					$ 55	$ 70.0
Interim settlement costs						$ 22.0
Canbriam Energy, Inc.
Disclosure of Other Transactions [Line Items]
Interest purchased (as a percent)							37.00%
Consideration paid							$ 52.0
Net loss related to write down of equity method investment		$ 90.0
Remaining carrying value of company's interest		$ 0.0	$ 0.0
Joslyn Oil Sands Mining Project
Disclosure of Other Transactions [Line Items]
Percentage of working interest agreed to sell	36.75%
Gross proceeds	$ 82.7
Proceeds from disposal of assets	36.8
Total receivable	45.9
Long term receivable	36.7
Current receivable	$ 9.2
Other receivable term	5 years
Gain on sale of business	$ 83.0
Suncor With the Other Working Interest Partners | Joslyn Oil Sands Mining Project
Disclosure of Other Transactions [Line Items]
Percentage of working interest agreed to sell	100.00%
Gross proceeds	$ 225.0
Proceeds from disposal of assets	100.0
Total receivable	$ 125.0